Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Description of Organization and Business Operations

NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company’s strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term contracts. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”).

Navios Acquisition was incorporated in the Republic of the Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering (“IPO”). On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.

On November 22, 2019, an agreement was reached to liquidate Navios Europe I. As a result of the liquidation, which was completed in December 2019 (“Liquidation of Navios Europe I”), Navios Acquisition acquired five vessel owning companies.

On November 29, 2019, Navios Acquisition entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time shares of Navios Acquisition’s common stock having an aggregate offering price of up to $25,000. The sales were being made pursuant to a prospectus supplement as part of a shelf registration statement which was set to expire in December 2019. Navios Acquisition went effective on a new shelf registration statement which was declared effective on December 23, 2019. Accordingly, an updated Continuous Offering Program Sales Agreement (the “Sales Agreement”) was entered into on December 23, 2019. As before, the Sales Agreement contains, among other things, customary representations, warranties and covenants by Navios Acquisition and indemnification obligations of the parties thereto as well as certain termination rights for such parties. As of June 30, 2021, since the commencement of the program, Navios Acquisition has issued 1,776,017 shares of common stock and received net proceeds of $8,112.

On April 21, 2020, an agreement was reached to liquidate Navios Europe II. As a result of the liquidation, which was completed in June 2020 (“Liquidation of Navios Europe II”), Navios Acquisition acquired seven vessel owning companies. The vessels are containerships and meet the criteria to be accounted for as assets held for sale.

As of June 30, 2021, Navios Maritime Holdings Inc. (“Navios Holdings”) had 28.0% of the voting power and 28.1% of the economic interest in Navios Acquisition.

As of June 30, 2021, Navios Acquisition had outstanding: 17,379,388 shares of common stock outstanding.